DESCRIPTION OF BUSINESS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
DESCRIPTION OF BUSINESS
DESCRIPTION OF BUSINESS
1.	DESCRIPTION OF BUSINESS
a)	Business Description

ProMIS Neurosciences Inc. (the “Company” or “ProMIS”) is applying its patented technology platform to build a portfolio of antibody therapies, therapeutic vaccines, and other antibody-based therapies in neurodegenerative diseases and other misfolded protein diseases, including Alzheimer’s disease (“AD”), multiple system atrophy (“MSA”), and amyotrophic lateral sclerosis (“ALS”). The Company also plans to investigate additional synucleinopathies, including Parkinson’s disease (“PD”) and dementia with Lewy bodies (“DLB”), frontotemporal lobar degeneration (“FTLD”), progressive supranuclear palsy (“PSP”), corticobasal degeneration (“CBD”) and schizophrenia. These diseases share a common biologic cause – misfolded versions of proteins that otherwise perform a normal function, become toxic and kill neurons, resulting in disease. ProMIS’ technology platform is an example of the advances in drug discovery enabled by computational power, in silico discovery, and/or artificial intelligence. ProMIS believes this platform provides a potential advantage by selectively targeting the toxic misfolded proteins with therapeutics or detecting them with diagnostics.

The Company was incorporated on January 23, 2004 under the Canada Business Corporations Act and is located at 1920 Yonge Street, Toronto, Ontario. The Company’s Common Shares are traded on the Toronto Stock Exchange (“TSX”) and on the Nasdaq Capital Market (“Nasdaq”) under the symbol PMN. The Company has a wholly-owned U.S. subsidiary, ProMIS Neurosciences (US) Inc. (“ProMIS USA”), which was incorporated in January 2016 in the State of Delaware. As of June 30, 2022, ProMIS USA has had no material activity and has no material financial impact on the Company’s unaudited condensed consolidated financial statements.

The success of the Company is dependent on obtaining the necessary regulatory approvals of its product candidates, marketing its products, if approved, and achieving profitable operations. The continuation of the research and development activities and the commercialization of its products, if approved, are dependent on the Company’s ability to successfully complete these activities and to obtain additional financing through a combination of financing activities and operations. It is not possible to predict either the outcome of future research and development or commercialization programs, or the Company’s ability to fund these programs.

b)	COVID-19

Impacts resulting from the COVID-19 pandemic have resulted in a widespread health crisis that has already adversely affected the economies and financial markets of many countries around the world. The international response to the spread of COVID-19 has led to significant restrictions on travel; temporary business closures; quarantines; global stock market and financial market volatility; a general reduction in consumer activity; operating, supply chain and project development delays and disruptions; and declining trade and market sentiment; all of which have and could further affect the world economy.

The extent to which the novel coronavirus may impact the Company’s business, preclinical research and development activities will depend on future developments which are highly uncertain and cannot be predicted with confidence, such as the duration of the outbreak, travel restrictions and social distancing in Canada, the United States and other countries, business closures or business disruptions and the effectiveness of actions taken by governments around the globe to contain and treat the disease. International scientific conferences at which the Company has been invited to present have been postponed, cancelled or will be held online instead, which diminishes exposure and the opportunity to meet with collaborators and potential partners. These scientific conferences have started to be held in person with an option to attend online. Vendors performing work for the Company have remained open, although they have indicated that their timelines are now somewhat longer. The current global uncertainty and its effect on the local and global economies may also have an adverse effect on the Company’s ability to secure additional financing to continue its research and development programs.

c)	Liquidity Risk

The accompanying unaudited condensed consolidated financial statements were prepared on a going concern basis, which assumes that the Company will continue its operations for the foreseeable future and will be able to realize its assets and discharge its liabilities in the normal course of business. To date, the Company has not generated revenues from its activities. The Company had a net loss of $2.7 million and $4.8 million for the three and six months ended June 30, 2022, respectively, for the three months ended June 30, 2022 and an accumulated deficit of $67.0 million as of June 30, 2022. Available funds are expected to be sufficient to fund the Company’s operating expenses for at least 12 months from the date these unaudited condensed consolidated financial statements are issued. However, additional funding will be necessary to fund future research, pre-clinical and clinical activities. The Company will seek additional funding through public financings, debt financings, collaboration agreements, strategic alliances and licensing agreements. Although the Company has been successful in raising capital in the past, there is no assurance of success in obtaining such additional financing on terms acceptable to us, if at all, and there is no assurance that the Company will be able to enter into collaborations or other arrangements. If the Company is unable to obtain funding, it could force delays, reduce or eliminate research and development programs, product portfolio expansion or commercialization efforts, which could adversely affect future business prospects, and the ability to continue operations.

The Company may continue to incur net losses for at least the next several years as the Company advances its product candidates. The Company is actively pursuing additional financing to further develop certain of the Company’s scientific initiatives, but there is no assurance these initiatives will be successful, timely or sufficient.

1.	DESCRIPTION OF BUSINESS

Business Description

ProMIS Neurosciences Inc. (the “Company” or “ProMIS”) is applying its patented technology platform to build a portfolio of antibody therapies, therapeutic vaccines, and other antibody-based therapies in neurodegenerative diseases and other misfolded protein diseases, including Alzheimer’s disease multiple system atrophy, and amyotrophic lateral sclerosis. The Company also plans to investigate additional synucleinopathies, including Parkinson’s disease and dementia with Lewy bodies, frontotemporal lobar degeneration, progressive supranuclear palsy, corticobasal degeneration and schizophrenia. These diseases share a common biologic cause – misfolded versions of proteins that otherwise perform a normal function, become toxic and kill neurons, resulting in disease. ProMIS’ technology platform is an example of the advances in drug discovery enabled by computational power, in silico discovery, and/or artificial intelligence. ProMIS believes this platform provides a potential advantage by selectively targeting the toxic misfolded proteins with therapeutics or detecting them with diagnostics.

The Company was incorporated on January 23, 2004 under the Canada Business Corporations Act and is located at 1920 Yonge Street, Toronto, Ontario. The Company’s common shares are traded on the Toronto Stock Exchange (“TSX”) under the symbol PMN and on the OTCQB Venture Market under the symbol ARFXD. The Company has a wholly-owned U.S. subsidiary, ProMIS Neurosciences (US) Inc. (“ProMIS USA”), which was incorporated in January 2016 in the State of Delaware. As of December 31, 2021, ProMIS USA has had no activity and has no financial impact on the Company’s consolidated financial statements.

The success of the Company is dependent on obtaining the necessary regulatory approvals of its product candidates, marketing its products and achieving profitable operations. The continuation of the research and development activities and the commercialization of its products, if approved, are dependent on the Company’s ability to successfully complete these activities and to obtain additional financing through a combination of financing activities and operations. It is not possible to predict either the outcome of future research and development or commercialization programs, or the Company’s ability to fund these programs.

COVID-19

Impacts resulting from the COVID-19 pandemic have resulted in a widespread health crisis that has already adversely affected the economies and financial markets of many countries around the world. The international response to the spread of COVID-19 has led to significant restrictions on travel; temporary business closures; quarantines; global stock market and financial market volatility; a general reduction in consumer activity; operating, supply chain and project development delays and disruptions; and declining trade and market sentiment; all of which have and could further affect the world economy.

The extent to which the novel coronavirus may impact the Company’s business, preclinical research and development activities will depend on future developments which are highly uncertain and cannot be predicted with confidence, such as the duration of the outbreak, travel restrictions and social distancing in Canada, the United States and other countries, business closures or business disruptions and the effectiveness of actions taken by governments around the globe to contain and treat the disease. International scientific conferences at which the Company has been invited to present have been postponed, cancelled or will be held online instead, which diminishes exposure and the opportunity to meet with collaborators and potential partners. These scientific conferences have started to be held in person with an option to attend online. Vendors performing work for the Company have remained open, although they have indicated that their timelines are now somewhat longer. The current global uncertainty and its effect on the local and global economies may also have an adverse effect on the Company’s ability to secure additional financing to continue its research and development programs.

Liquidity Risk

The accompanying consolidated financial statements were prepared on a going concern basis, which assumes that the Company will continue its operations for the foreseeable future and will be able to realize its assets and discharge its liabilities in the normal course of business. To date, the Company has not generated revenues from its activities. The Company had a net loss of $9,790,106, for the year ended December 31, 2021 and an accumulated deficit of $62,191,201 as of December 31, 2021. Available funds are expected to be sufficient to fund the Company’s operating expenses for at least 12 months from the date the consolidated financial statements are issued. However, additional funding will be necessary to fund future research, pre-clinical and clinical activities. The Company will seek additional funding through public financings, debt financings, collaboration agreements, strategic alliances and licensing agreements. Although the Company has been successful in raising capital in the past, there is no assurance of success in obtaining such additional financing on terms acceptable to us, if at all, and there is no assurance that the Company will be able to enter into collaborations or other arrangements. If the Company is unable to obtain funding, it could force delays, reduce or eliminate research and development programs, product portfolio expansion or commercialization efforts, which could adversely affect future business prospects, and the ability to continue operations.

The Company may continue to incur net losses for at least the next several years as the Company advances its product candidates. The Company is actively pursuing additional financing to further develop certain of the Company’s scientific initiatives, but there is no assurance these initiatives will be successful, timely or sufficient.